Related Party Transaction (Details Narrative) - USD ($)								1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 12, 2016	Aug. 01, 2016	Jul. 14, 2016	Jul. 13, 2016	May 09, 2016	Dec. 22, 2015	May 07, 2014	Feb. 29, 2016	Dec. 31, 2014	Jan. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Aug. 22, 2016	Jul. 31, 2014
Conversion of debt into stock										$ 986,793		$ 752,000	$ 752,000	$ 7,288,025
Debt instruments interest rate				24.00%
Debt maturity date description													January 2016 to January of 2017
Class of warrants issued during period													1,313			237,570
Warrants exercise Price													$ 60.00			$ 28.20
Percentage of interst for principal amount descriptions				In addition to the Company providing three days advance written notice prior to repayment, under the terms of the note upon repayment of the note (including on the maturity date) the Company is obligated to pay a 20% premium on the principal amount and any accrued default interest then due on the note, which in the aggregate is equal to 120% of the principal amount and any accrued default interest then due on the note.
Conversion stock amount													$ 3,704,682
Mr. Hanson [Member]
Line of credit							$ 1,500,000
Percentage of interest to line of credit							10.00%
Line of credit maturity date							Jan. 31, 2017
Proceeds from issuance of debt						$ 150,000
Debt instruments interest rate						10.00%
Debt maturity date						Jun. 30, 2016
Debt maturity date description						June 30, 2016 to January 31, 2017.
Notes payable								$ 75,000
Issuance of cashless warrants and stock during period								8,334
Sale of common stock price per share								$ 4.94
Class of warrants issued during period			13,334					8,334
Warrants received during period											66,672
Warrants exercise Price			$ 6.00
Convertible debt			$ 240,000
Proceeds from issuance of warrants			$ 200,000
Mr. Hanson [Member] | October 6, 2016 [Member]
Conversion of debt into stock											$ 100,000
Hanson And Davis [Member]
Proceeds from issuance of debt									$ 2,500,000
Debt maturity date	Aug. 31, 2017								Jan. 31, 2017
Notes payable															$ 239,000
Convertible debt	$ 263,158
Proceeds from issuance of warrants	$ 250,000
Percentage of interst for principal amount descriptions	conversion price per share equal to the lower of $5.55 and 80%
Debt instrument monthly installment		$ 239,000
Hanson And Davis [Member] | Minimum [Member]
Debt instruments interest rate									10.00%
Hanson And Davis [Member] | Maximum [Member]
Debt instruments interest rate									18.00%
Mr. Davis [Member]
Debt instruments interest rate					10.00%
Notes payable					$ 227,000			$ 150,000
Issuance of cashless warrants and stock during period								16,667
Sale of common stock price per share								$ 4.94
Class of warrants issued during period				20,000	22,665			16,667							24,000
Warrants expiration term				5 years				5 years
Warrants received during period											150,003
Warrants exercise Price					$ 4.94										$ 6.75
Convertible debt				$ 360,000
Proceeds from issuance of warrants				$ 300,000
Mr. Davis [Member] | Warrants [Member]
Warrants exercisable period		5 years
Mr. Davis [Member] | October 6, 2016 [Member]
Conversion of debt into stock											$ 150,000
Mr. Davis [Member] | October 12, 2016 [Member]
Conversion of debt into stock											432,000
Conversion stock amount											$ 250,000